Segment Information and Sales to Significant Customers (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenue and Customer Information
Total revenue	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 3,246,903	$ 3,177,728	$ 2,984,223
Customer experience systems [Member]
Revenue and Customer Information
Total revenue									3,066,170	2,978,288	2,775,271
Directory [Member]
Revenue and Customer Information
Total revenue									$ 180,733	$ 199,440	$ 208,952